Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774